Leases - Future Contractually Agreed Undiscounted Lease Payments (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases
Future contractually agreed undiscounted cash flows	€ 811	€ 1,087
Over the next 12 months
Leases
Future contractually agreed undiscounted cash flows	631	708
Between one and five years
Leases
Future contractually agreed undiscounted cash flows	€ 180	€ 379